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                                February 18, 2005




BY EDGAR AND OVERNIGHT DELIVERY

Ms. Pamela Carmody
Special Counsel
Office of Mergers and Acquisitions
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

          Re:      BellaVista Capital, Inc. (the "Company")
                   Amendment No. 1 to Preliminary Proxy Statement on Schedule 14A filed February 8, 2005
                   SEC File No. 0-30507

Dear Ms. Carmody:

         We are filing the attached amendment no. 2 to the Company's Schedule 14A in response to comments on the initial filing as set forth in your letter dated February 17, 2005. The numbered responses below correspond to the numbered comments in your letter. We are concurrently forwarding to Ms. Losert a marked hard copy of the amendment to facilitate your review, and would be happy to forward any additional hard copies that you might desire to assist in the review process. All references to revisions in this response letter are to changes to materials included in the amendment, except as otherwise noted.

         1. The Company intends to hold its regularly scheduled 2005 annual shareholders meeting for the election of directors during May 2005, after preparation and filing of its annual report.

         No board members had terms expiring during 2004, so the meeting originally scheduled for September was intended only to be a presentation by management and opportunity for discussion with shareholders. As no elections, proposals or other matters were scheduled to be acted upon by shareholder vote, to the Company's knowledge no proxies had been solicited by any parties for the meeting. Approximately two weeks prior to the scheduled meeting, the Company


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Ms. Pamela Carmody
February 18, 2005
Page 2

received a list of proposals from four shareholders for presentation at the meeting. The board considered the proposals and deemed them over broad, vague and, in some cases, involving matters the Company could exclude from consideration for substantive reasons under the standards described in Rule 14a-8(i). However, the general thrust of the proposals seemed, essentially, to be directed at causing the Company to wind up, liquidate and dissolve, and subsequent discussions between the Company and the proposing shareholders confirmed that this was their general purpose and intent.

         The Company was advised in September of 2004 by several shareholders that they had been solicited by the proposing shareholders for their proxies to vote on the proposals, and the proposing shareholders represented that they had obtained proxies from a number of shareholders with respect to these proposals, though no proxy materials had been filed or were available for the Company to review.

         The Company understood that the shareholders were entitled to have their proposal voted upon, but believed that to do so in September 2004 would not be in the best interests of the shareholders for a number of reasons, so the Company cancelled the annual meeting presentation and postponed the proposed shareholder meeting. The Company's reasons for this postponement were to permit the Company to work with the shareholders to clarify the proposals, to permit all parties to prepare and disseminate appropriate proxy materials, and to resolve certain outstanding matters so that the shareholders could make an informed choice concerning proposed liquidation. The date was pushed into 2005 for reasons discussed with and concurred upon by the proposing shareholders. The Company had been discussing strategic alternatives with potential strategic partners as well as with investment banking advisors. Furthermore, the Company had material litigation it sought to resolve prior to having a shareholder vote on the proposed liquidation. For all these reasons, the meeting was postponed until the currently scheduled date.

         2. The proxy materials have not been disseminated and will not be disseminated until all outstanding comments on the filing are cleared by the staff.

         3. The Company has given significant consideration to the "unbundling" of the shareholders' proposal. However, an examination of the proposal reveals that it is actually a single proposal to liquidate and dissolve the corporation, as the proposed actions are not independent proposals, or individual components of an overall proposal, but the very steps that are inherent in winding up, liquidating and dissolving a corporation under state corporate law.

         Once the shareholders and board elect to wind up and dissolve, then the sole remaining purpose of the corporation, defining and limiting the authority of the board and management, is (i) to establish a plan for the orderly liquidation of all assets and liabilities, (ii) to limit any further business


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Ms. Pamela Carmody
February 18, 2005
Page 3

operations to those necessary to preserve the value of the assets and accomplish such orderly liquidation, and (iii) to cause the net proceeds of liquidation to be distributed to the shareholders in dissolution and termination of the corporation. The proposal can be broken down as set forth below, with what might be considered its components in brackets:

         "[That the Corporation cease making new investments,] and [immediately reduce its administrative expenses associated with making new investments.] The Board of Directors shall [adopt a detailed plan to sell the Company's remaining assets] and [distribute cash proceeds to its creditors and shareholders as such proceeds become available for distribution], after [allocating adequate reserves to meet current and contingent liabilities]."

         The Company understands that separate components of any proposal must be "unbundled" and shareholders permitted to vote separately on each component, even if approval of one or more components may be contingent upon the approval of some or all of the other components. But the Company views this proposal as a single proposal to liquidate which includes a description of the mandatory steps that the Company would be bound by state law to follow upon the approval of a vote to liquidate the corporation.

         The current proposal and its apparent components are not analogous to a merger transaction in which approval of several amendments to the Company's charter and/or the approval of several agreements may be necessary conditions to a negotiated transaction. The Company understands that Rule 14a-4(a)(3) would require that the shareholders have a voice on each of these proposed matters, even if such a vote would only be advisory or the expression of shareholder opinion with respect to these steps. Instead, the components bracketed in the above proposal are the equivalent of existing provisions in an acquiring company's charter that are already in place and will automatically govern the shareholders if they approve a proposed merger with the acquirer. State law dictates what management must do when the shareholders vote to liquidate and dissolve: (i) cease all business operations except to the extent necessary to preserve the value of the assets; (ii) adopt a plan of orderly liquidation of liabilities and assets, including establishment of prudent reserves; and (iii) distribute the net liquidation proceeds to the shareholders. These are not separate proposals, therefore, but the necessary steps to be followed upon approval of the basic proposition.

         4. See the revisions. The vote will be binding on the board and management. Section 3-403(d) of the Maryland Corporation Code provides that "The proposed dissolution shall be approved by the stockholders of the corporation by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter." The entire statutory provision is as follows:

"Sec. 3-403. Approval procedure, stock outstanding

(a) If there is any stock entitled to be voted on the dissolution either outstanding or subscribed for, the dissolution shall be approved as provided in this section.

Ms. Pamela Carmody
February 18, 2005
Page 4

(b) Except as provided in Sec. 2-112 of this article, a majority of the entire board of directors of a corporation proposing to dissolve shall:

(1) Adopt a resolution which declares that dissolution of the corporation is advisable; and

(2) Direct that the proposed dissolution be submitted for consideration at either an annual or a special meeting of the stockholders.

(c) Notice which states that a purpose of the meeting will be to act on the proposed dissolution shall be given by the corporation in the manner required by Title 2 of this article to each stockholder entitled to vote on the proposed dissolution.

(d) The proposed dissolution shall be approved by the stockholders of the corporation by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter."

         5. See the revision.

         6. See the revisions.

         7. See the revision to the proxy.

         8. See the revision to the fifth paragraph of the letter.

         9. See the revision.

         10. As you will note from the Company's filings, there is no established market for the Company's shares, so no measurable change in share value other than the estimated liquidation value per share. The letter has been modified to delete reference to share value and focus on the Company's expectation of generating improved operating results.

         11. See the revision.

         12. The Company hereby acknowledges that

                o the Company is responsible for the adequacy and accuracy of the disclosure in the filings;
                o staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
                o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Ms. Pamela Carmody
February 18, 2005
Page 4


     Please contact me with any further questions or comments you may have concerning this filing.

                                    Very truly yours,



                                    Paul J. Derenthal

cc:      Johanna Vega Losert, Esq.
         Mr. Michael Rider